Derivatives and Fair Value Measurements (Details 4) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	$ 0.0	$ 0.0
Level 1 to Level 2 transfers	0.0	0.0
Level 2 to Level 1 transfers	0.0	0.0
Long-term debt, carrying value	5,986.8	6,002.4
Carrying amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, carrying value	5,986.8	6,002.4
Estimated fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	$ 5,227.9	$ 6,167.5